Lease Commitment and Total Rental Expense - Future Minimum Rental Payments Due under Leases (Detail)	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 252,922
2018	189,903
2019	189,410
2020	163,162
2021	163,162
Operating Leases, Future Minimum Payments Due, Total	$ 958,559